INCOME TAX - Schedule of the significant components of deferred income tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets [line items]
Total deferred tax assets	$ 41,923	$ 37,863	$ 29,211
Intangible assets
Deferred tax assets [line items]
Total deferred tax assets	3,289	2,183	9,876
Lease liabilities
Deferred tax assets [line items]
Total deferred tax assets	6,292	7,063	7,042
Accruals
Deferred tax assets [line items]
Total deferred tax assets	4,015	4,151	2,026
Unrealized profit in inventory
Deferred tax assets [line items]
Total deferred tax assets	10,498	8,453	3,176
Other
Deferred tax assets [line items]
Total deferred tax assets	5,923	3,484	3,545
Tax losses
Deferred tax assets [line items]
Total deferred tax assets	$ 11,906	$ 12,529	$ 3,546